Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 368,164	$ 58,488	$ 358,303
Accounts receivable, net	542,623	457,745	188,067
Accounts receivable - related parties, net of allowance of $514,087 at each of June 30, 2019, December 31, 2018 and December 2017	301,711	71,650	851,016
Advances to employees	281,783	281,783	284,496
Inventory	1,230,011	1,033,895	1,388,666
Real estate lots held for sale	123,265	139,492	151,906
Operating lease right-of-use asset, current portion	216,466
Prepaid expenses and other current assets	148,914	193,360	159,465
Total Current Assets	3,212,937	2,236,413	3,381,919
Long Term Assets
Property and equipment, net	2,981,312	2,972,364	4,532,890
Operating lease right-of-use asset, non-current portion	37,145
Prepaid foreign taxes, net	415,483	369,590	342,312
Investment - related parties	6,067	7,840	26,401
Deposits	61,284	61,284	61,284
Total Assets	6,714,228	5,647,491	8,344,806
Current Liabilities
Accounts payable	464,235	497,817	415,318
Accrued expenses, current portion	1,187,114	1,185,367	1,000,521
Deferred revenue	903,761	1,038,492	1,732,664
Operating lease liabilities, current portion	229,145
Loans payable, current portion, net of debt discount	824,541	871,106	256,724
Convertible debt obligations, net of debt discount	1,320,354	2,732,654	20,000
Current portion of other liabilities	85,223	99,901	19,156
Total Current Liabilities	5,014,373	6,425,337	3,444,383
Long Term Liabilities
Accrued expenses, non-current portion	104,121	57,786	247,515
Operating lease liabilities, non-current portion	39,457
Other liabilities, non-current portion			11,474
Loans payable, non-current portion, net of debt discount	196,323	234,791	634,930
Total Liabilities	5,354,274	6,717,914	4,338,302
Commitments and Contingencies
Series B convertible redeemable preferred stock, par value $0.01 per share, 902,670 shares authorized, issued and outstanding at June 30, 2019, December 31, 2018 and December 31, 2017, respectively. Liquidation preference of $10,012,792 at June 30, 2019 and $9,658,278 at December 31, 2018.	9,026,824	9,026,824	9,026,824
Stockholders' Deficiency
Preferred stock, 11,000,000 shares authorized: Series A convertible preferred stock, par value $0.01 per share; 10,097,330 shares authorized; no shares are available for issuance.
Common stock, value	556,025	467,384	430,674
Additional paid-in capital	87,078,128	83,814,442	80,902,967
Accumulated other comprehensive loss	(12,744,802)	(13,110,219)	(10,795,810)
Accumulated deficit	(84,570,065)	(81,222,499)	(75,544,081)
Treasury stock, at cost, 50,533 shares at June 30, 2019 and December 31, 2018 and 4,411 shares at December 31, 2018.	(46,355)	(46,355)	(14,070)
Total Gaucho Group Holdings, Inc Stockholders' Deficiency	(9,727,069)	(10,097,247)	(5,020,320)
Non-controlling interest	2,060,199
Total Stockholders' Deficiency	(7,666,870)	(10,097,247)	(5,020,320)
Total Liabilities, Temporary Equity and Stockholders' Deficiency	6,714,228	5,647,491	8,344,806
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency
Preferred stock, 11,000,000 shares authorized: Series A convertible preferred stock, par value $0.01 per share; 10,097,330 shares authorized; no shares are available for issuance.